NONCONTROLLING INTEREST (Tables)	6 Months Ended
Jun. 30, 2026
Noncontrolling Interest [Abstract]
SCHEDULE OF NONCONTROLLING INTEREST

The following table presents the activity in the noncontrolling interest balance for the three and six months ended June 30, 2026 and 2025:

	Three Months Ended June 30, 2026	Three Months Ended June 30, 2025
Balance, beginning of period	$40,591	$14,199
Net income (loss) attributable to NCI	(34,926)	12,467
Foreign currency translation — NCI	(8,459)	14,942
Balance, end of period	$(2,794)	$41,608

	Six Months Ended June 30, 2026	Six Months Ended June 30, 2025
Balance, beginning of period	$33,323	$16,820
Net income (loss) attributable to NCI	(28,685)	33,777
Foreign currency translation — NCI	(7,432)	(8,989)
Balance, end of period	$(2,794)	$41,608